Submission	Aug. 19, 2025
Submission [Line Items]
Central Index Key	0001825079
Registrant Name	VELO3D, INC.
Registration File Number	333-289337
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A